SOI Mortgage provision allowance rollforward (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Activity in the allowance for commercial mortgage loans credit losses
Beginning balance	$ 2,890	$ 2,890	$ 2,890
Provision increases	0	0	273
Charge-off	0	0	(273)
Recovery	0	0	0
Provision decreases	0	0	0
Ending balance	2,890	2,890	2,890
Allowance ending balance by basis of impairment method:
Collectively evaluated for impairment	2,890	2,890	2,890
Recorded investment balance in the mortgage loan portfolio, gross of allowance, by basis of impairment method:
Recorded investment balance in the mortgage loan portfolio, gross of allowance, by basis of impairment method	3,250,594	3,366,460	3,137,145
Individually evaluated for impairment	14,031	12,986	13,906
Collectively evaluated for impairment	$ 3,236,563	$ 3,353,474	$ 3,123,239